Share based compensation - VRS 2021and 2023 Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized	$ 5,300,000	$ 8,200,000	$ 34,500,000
2021 VRSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days regarding cash payments to be received	5 days
Fair value, RSUs (in dollars per share)	$ 1.74
Total share-based payment expense recognized	5,200,000	9,800,000	20,500,000
Cash Settled Restricted Stock Units 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs (in dollars per share)	1.77
Equity Settled Restricted Stock Units 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs (in dollars per share)	3.95
Cash-Settled VRSU 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs (in dollars per share)	1.77
Equity Settled VRSU 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs (in dollars per share)	1.74
Total share-based payment expense recognized	$ 100,000	$ 0	$ 0
Number of share options outstanding in share-based payment arrangement (in shares) | shares	3,451,600